Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 2,363	€ 540
Increase	0	2,036
Decrease	(486)	(353)
Lease liabilities at end of period	€ 1,876	€ 2,223